                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                     (SERIES PORTFOLIOS OF AIM STOCK FUNDS)

                     Supplement dated March 31, 2006 to the
           Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005, January 31, 2006 and February 24, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX D TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
  "NAME, YEAR OF BIRTH      AND/OR                                                       TRUSTEESHIP(S)
  AND POSITION(S) HELD     OFFICER                                                           HELD BY
     WITH THE TRUST         SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and             N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly:  Senior Vice President, A I M
                                     Management Group Inc. (financial services holding
                                     company); Senior Vice President and Chief
                                     Compliance Officer, A I M Advisors, Inc. and the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management,
                                     Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family
                                     of Funds

Kevin M. Carome - 1956       2003     Senior Vice President and General Counsel,               N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President,
                                     A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and
                                     Secretary of the AIM Family of Funds; and Senior
                                     Vice President and General Counsel, Liberty
                                     Financial Companies, Inc. and Liberty Funds
                                     Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group             N/A
Chief Compliance Officer             Inc.; Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc.; Chief Compliance
                                     Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly:  Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006     Director, Senior Vice President, Secretary and           N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer and              (financial services holding company) and
                                     A I M Advisors, Inc.; Director and Vice

Secretary                            President, INVESCO Distributors, Inc.; Vice
                                     President, A I M Capital Management, Inc., AIM
                                     Investment Services, Inc., and Fund Management
                                     Company; Senior Vice President, A I M
                                     Distributors, Inc.; and Senior Vice President,
                                     Chief Legal Officer and Secretary of the AIM
                                     Family of Funds

                                     Formerly:  Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center);  Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."